Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Buildings	$ 17,863	$ 16,285
Construction-in-progress	260	62
Plant and machinery	9,932	9,810
Furniture, fixtures and equipment	1,468	1,273
Motor vehicles	643	626
Total property, plant and equipment	30,166	28,056
Less: accumulated depreciation	(19,732)	(17,762)
Property, plant and equipment, net	$ 10,434	$ 10,294